Subsequent Events	12 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

The Company provided a loan of $50,866 (RMB 350,000) with the term of twelve months, a loan of $21,360 (RMB 150,000) with the term of one month and a loan of $21,064 (RMB150,000) with the term of four months to CLPS Lihong on July 8, 2019, August 14, 2019 and September 9, 2019, respectively, with the annual interest rate of 5.655%.

On July 25, 2019, a written resolution of the board was passed and approved for Qiner to acquire a 20% interest in CLPS Hong Kong. The transaction is still in progress.

On July 31, 2019, the Company incorporated CLPS Hangzhou Co., Ltd., to develop the business in related areas.

On September 26, 2019, Qiner acquired an 80% interest in Ridik Pte. Ltd. located in Singapore from Srustijeet Mishra and Routray Sibashis with the final purchase price of $2,305,476 (3,120,000 Singapore dollars), in the form of cash of $1,844,380 (2,496,000 Singapore dollars) and the Company's common shares valued at $461,096 (624,000 Singapore dollars), respectively. The Company is still in the progress of evaluating the purchase price allocation.